ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Accounts receivable	522,046,672	738,489,361	4,709,753
Less: allowance of expected credit loss	(3,648,121)	(7,405,870)	(47,231)
Accounts receivable, net	518,398,551	731,083,491	4,662,522

Schedule of allowance for doubtful accounts

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Beginning balance	3,496,991	3,648,121	23,266
Additions	2,004,676	8,647,329	55,149
Write-off	(1,853,546)	(4,889,580)	(31,184)
Ending balance	3,648,121	7,405,870	47,231